DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Deposits [Abstract]
Interest-earning checking	$ 4	$ 4	$ 4
Savings accounts	22	21	29
Money market accounts	22	22	22
Savings certificates	162	170	275
Total	$ 210	$ 217	$ 330